Other income	6 Months Ended
Jun. 30, 2018
Other income
Other income

9. Other income

	Three month period ended June 30,

	2018	2017
	€ 1,000	€ 1,000

Grant income	861	154
Rental income from property subleases	110	111
	971	265

On February 9, 2018, the Company entered into a partnership agreement with Foundation Fighting Blindness (FFB), under which FFB has agreed to provide funding of $7.5 million for the pre-clinical and clinical development of QR‑421a for Usher syndrome type 2A targeting mutations in exon 13.

On June 5, 2018, the Company entered into a partnership agreement with EB Research Partnership (EBRP) and EB Medical Research Foundation (EBMRF) under which EBRP and EBMRF have agreed to provide funding of $5.0 million for the clinical development of QR‑313 for Dystrophic Epidermolysis Bullosa targeting mutations in exon 73.

In addition, funding was received in 2018 for our Huntington’s disease program.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.